SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended				12 Months Ended
	May 01, 2018	Mar. 12, 2018	Feb. 06, 2018	Sep. 13, 2017	Sep. 28, 2017	Aug. 22, 2017	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts							$ 20,046	$ 23,046			$ 26,046
Expiration Period								Nov. 30, 2021
Shares issued for patents, Share											600,000
Shares issued for patents, Amount											$ 750,000
Payment of note payable related party											960,000	$ 75,000
Impairment expense							0	$ 0	$ 0	$ 0	0
Accrued Royalty									7,147		0
Royalty expense											10,783	$ 6,000
Advertising and marketing costs							$ 146,615	245,472	$ 84,331		220,154
Federal Deposit Insurance Corporation limit								250,000
Contingency								$ 0			$ 0
Common stock issued to employees for services							157,500
Option granted							1,494,112	3,609,822	4,542,338	720,000	4,542,338
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							9,328,153
Equity grants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							500,000
Minimum [Member]
Property and equipment useful life							5 years	5 years
Maximum [Member]
Property and equipment useful life							7 years	7 years
Patents [Member]
Shares issued for patents, Share							600,000
Shares issued for patents, Amount							$ 950,000
Share price							$ 1.25	$ 1.25
Amortization							$ 21,269	$ 24,461	$ 24,461		$ 25,166
Chief Financial Officer [Member]
Common stock issued to employees for services								292,500
Warrants issued								125,000
Employment agreement | President [Member]
Option granted		400,000
Vesting period		4 years
Compensation expenses		$ 660,000
Employment agreement | Executive [Member]
Option granted	100,000	400,000
Vesting period	3 years	4 years
Compensation expenses	$ 250,000	$ 660,000
Hallam, Inc
Payment of note payable related party					$ 200,000	$ 200,000
Hallam, Inc | Shareholders
Payment of note payable related party			$ 100,000	$ 100,000
Jesse James | Licensing Agreements [Member]
Common stock issued for cash , Shares							100,000	100,000
Additional common stock issued							75,000	75,000
Gross sale							$ 15,000,000	$ 15,000,000
Expiration Period							Feb. 28, 2022	Feb. 28, 2022
Jeff Rann | Licensing Agreements [Member]
Common stock issued for cash , Shares							100,000	100,000
Additional common stock issued							75,000	75,000
Gross sale							$ 15,000,000	$ 15,000,000
Expiration Period							Oct. 15, 2021	Oct. 15, 2021